STOCKHOLDERS EQUITY - Conversions of Stock (FY) (Details)	Mar. 31, 2024 shares	Dec. 31, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares	Jun. 14, 2022 shares
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	45,594,864	45,339,762	26,940,841	26,659,711	25,290,270
Common stock, shares, outstanding (in shares)	45,594,864	45,339,762	26,940,841	26,659,711	25,290,270
Recapitalization exchange ratio					0.59289
SpringBig
Class of Stock [Line Items]
Common stock, shares, issued (in shares)					8,362,933
Common stock, shares, outstanding (in shares)					8,362,933
Common and preferred stock, issued (in shares)					18,196,526
Common and preferred stock, outstanding (in shares)					18,196,526
Series B Preferred
Class of Stock [Line Items]
Recapitalization exchange ratio					0.59289
Series B Preferred | SpringBig
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)					2,718,522
Preferred stock, shares outstanding (in shares)					2,718,522
Series A Preferred
Class of Stock [Line Items]
Recapitalization exchange ratio					0.59289
Series A Preferred | SpringBig
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)					3,017,184
Preferred stock, shares outstanding (in shares)					3,017,184
Series Seed Preferred
Class of Stock [Line Items]
Recapitalization exchange ratio					0.59289
Series Seed Preferred | SpringBig
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)					4,097,887
Preferred stock, shares outstanding (in shares)					4,097,887
SpringBig
Class of Stock [Line Items]
Common stock, shares, issued (in shares)					14,105,371
Common stock, shares, outstanding (in shares)					14,105,371
Common and preferred stock, issued (in shares)					30,691,232
Common and preferred stock, outstanding (in shares)					30,691,232
SpringBig | Series B Preferred
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)					4,585,202
Preferred stock, shares outstanding (in shares)					4,585,202
SpringBig | Series A Preferred
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)					5,088,944
Preferred stock, shares outstanding (in shares)					5,088,944
SpringBig | Series Seed Preferred
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)					6,911,715
Preferred stock, shares outstanding (in shares)					6,911,715